Segmental analysis	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Segmental analysis	5Segmental analysis
The Group Operating Committee is considered to be the Chief Operating Decision Maker (‘CODM’) for the purposes of identifying the Group‘s reportable segments. Business segments results are assessed by the CODM on the basis of constant currency performance that removes the effects of currency translation from reported results. Therefore, we disclose these results on a constant currency basis as required by IFRS
Accounting Standards. The income statement for the half-year to 30 June 2024 is converted at the average rate of exchange for 2025, and the balance sheets at 30 June 2024 and 31 December 2024 at the prevailing rates of exchange on 30 June 2025.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and global infrastructures to the extent that they can be meaningfully attributed to business segments. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to business segments are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-
business line transactions. All such transactions are undertaken on arm’s length terms. Measurement of segmental assets, liabilities, income and expenses is in accordance with the Group’s accounting policies. Shared costs are included in segments on the basis of actual recharges.
The intra-Group elimination items for the business segments are presented in Corporate Centre.
Our business segments
Following our organisational announcement in October 2024, effective from 1 January 2025, the Group’s reportable segments under IFRS 8
‘Operating Segments’ comprise four businesses along with Corporate Centre. These replace our previously reported operating segments up to
31 December 2024.
–Hong Kong: The Hong Kong business comprises Retail Banking and Wealth and Commercial Banking of HSBC Hong Kong and Hang Seng
Bank.
–UK: The UK business comprises UK Personal Banking (including first direct and M&S Bank) and UK Commercial Banking including HSBC
Innovation Bank.
–Corporate and Institutional Banking (‘CIB’): CIB is formed from the integration of our Commercial Banking business (outside the UK and Hong
Kong) with our Global Banking and Markets business.
–International Wealth and Premier Banking (‘IWPB’): IWPB comprises Premier banking outside of Hong Kong and the UK, our Private Bank, and our wealth manufacturing businesses of Asset Management and Insurance.

HSBC constant currency profit before tax and balance sheet data
	Half-year to 30 Jun 2025
	Hong Kong	UK	CIB	IWPB	Corporate Centre	Total
	$m	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1,2]	7,848	6,228	14,117	7,011	(1,082)	34,122
– external	5,037	6,678	19,648	5,964	(3,205)	34,122
– inter-segment	2,811	(450)	(5,531)	1,047	2,123	—
– of which: net interest income/(expense)[3]	5,875	5,306	7,014	3,657	(5,031)	16,821
Change in expected credit losses and other credit impairment charges	(864)	(323)	(299)	(453)	(2)	(1,941)
Net operating income/(expense)	6,984	5,905	13,818	6,558	(1,084)	32,181
Total operating expenses	(2,310)	(2,624)	(7,456)	(4,468)	(164)	(17,022)
Operating profit/(loss)	4,674	3,281	6,362	2,090	(1,248)	15,159
Share of profit in associates and joint ventures less impairment[2]	—	—	—	2	649	651
Constant currency profit/(loss) before tax	4,674	3,281	6,362	2,092	(599)	15,810
	%	%	%	%	%	%
Share of HSBC’s constant currency profit/(loss) before tax	29.6	20.8	40.2	13.2	(3.8)	100.0
Constant currency cost efficiency ratio	29.4	42.1	52.8	63.7	(15.2)	49.9
Constant currency balance sheet data	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	230,139	299,631	304,240	147,523	189	981,722
Interests in associates and joint ventures	—	—	116	526	27,560	28,202
Total external assets	433,153	443,023	1,763,915	435,437	138,843	3,214,371
Customer accounts	517,406	360,494	564,847	275,504	353	1,718,604

	Half-year to 30 Jun 2024[4]
Net operating income before change in expected credit losses and other credit impairment charges[1]	7,432	5,994	13,333	6,933	3,365	37,057
– external	4,769	6,280	19,696	5,689	623	37,057
– inter-segment	2,663	(286)	(6,363)	1,244	2,742	—
– of which: net interest income/(expense)[3]	5,928	5,026	7,314	4,131	(5,865)	16,534
Change in expected credit losses and other credit impairment charges	(338)	(58)	(175)	(416)	(6)	(993)
Net operating income	7,094	5,936	13,158	6,517	3,359	36,064
Total operating expenses	(2,340)	(2,403)	(7,037)	(4,277)	(135)	(16,192)
Operating profit	4,754	3,533	6,121	2,240	3,224	19,872
Share of profit in associates and joint ventures	—	—	—	27	1,592	1,619
Constant currency profit before tax	4,754	3,533	6,121	2,267	4,816	21,491
	%	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	22.1	16.4	28.5	10.6	22.4	100.0
Constant currency cost efficiency ratio	31.5	40.1	52.8	61.7	4.0	43.7
Constant currency balance sheet data	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	236,309	286,915	300,392	140,795	8,368	972,779
Interests in associates and joint ventures	—	—	132	561	28,047	28,740
Total external assets	413,491	428,708	1,702,163	399,795	140,213	3,084,370
Customer accounts	474,140	352,573	558,629	266,148	421	1,651,911
1Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
2Amount in ‘Net operating income before change in expected credit losses and other credit impairment charges’ includes a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom. We have also recognised a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom in ‘Share of profit in associates and joint ventures less impairment’. See Note 10 on page 93.
3Net interest expense recognised in the Corporate Centre includes 1H25: $4.7bn (1H24: $5.5bn) of interest expense in relation to the internal cost to fund trading and fair value net assets; and the funding cost of foreign exchange swaps in our Markets Treasury function.
4Comparative information for the prior year has been re-presented to reflect the Group’s revised segment structure, which became effective on 1 January 2025.
Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	Half-year to
	30 Jun 2025	30 Jun 2024
	$m	$m
Reported external net operating income by country/territory	34,122	37,292
– UK1	6,270	6,247
– Hong Kong	11,490	10,393
– US	2,313	2,146
– Mainland China	67	1,246
– other countries/territories	13,982	17,260
1UK includes HSBC UK Bank plc (ring-fenced bank), HSBC Bank plc (non-ring-fenced bank), the ultimate holding company, HSBC Holdings plc, and the ServCo group.

Constant currency results reconciliation
	30 Jun 2025	30 Jun 2024
	Reported and constant currency	Constant currency	Currency translation	Reported
	$m	$m	$m	$m
Revenue[1,2]	34,122	37,057	(235)	37,292
ECL	(1,941)	(993)	73	(1,066)
Operating expenses	(17,022)	(16,192)	104	(16,296)
Share of profit in associates and joint ventures less impairment[2]	651	1,619	(7)	1,626
Profit before tax	15,810	21,491	(65)	21,556
1Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
2Amount in 1H25 in ‘Revenue’ includes a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom. We have also recognised a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom in ‘Share of profit in associates and joint ventures less impairment’. See Note 10 on page 93.

Constant currency balance sheet reconciliation
	At 30 Jun 2025	At 30 Jun 2024			At 31 Dec 2024
	Reported and constant currency	Constant currency	Currency translation	Reported	Constant currency	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	981,722	972,779	34,522	938,257	974,647	43,989	930,658
Interests in associates and joint ventures	28,202	28,740	275	28,465	29,273	364	28,909
Total external assets	3,214,371	3,084,370	109,367	2,975,003	3,152,674	135,626	3,017,048
Customer accounts	1,718,604	1,651,911	58,077	1,593,834	1,726,199	71,244	1,654,955

Notable items
	Half-year to
	30 Jun 2025	30 Jun 2024
	$m	$m
Revenue
Disposals, wind-downs, acquisitions and related costs[1]	(139)	3,571
Dilution loss of interest in BoCom associate[2]	(1,136)	—
Operating expenses
Disposals, wind-downs, acquisitions and related costs	(227)	(101)
Restructuring and other related costs[3]	(616)	19
Impairment losses of interest in BoCom associate[2]	(1,000)	—
1Amount in 1H25 include fair value losses on ADRs in Galicia received as a part of the sale consideration for HSBC Argentina, which were sold in 2Q25. Amount in 1H24 includes a $4.8bn gain on disposal of our banking business in Canada, inclusive of a $0.3bn gain on the foreign exchange hedging of the sale proceeds, the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves recycling losses. This was partly offset by a $1.2bn impairment recognised in relation to the sale of our business in Argentina.
2Amount in 1H25 in ‘Dilution loss of interest in BoCom associate’ include a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom. We have also recognised a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in
BoCom in ‘Impairment losses of interest in BoCom associate’. See Note 10 on page 93.
3Amounts relate to restructuring provisions recognised in 2025 as well as reversals of restructuring provisions recognised during 2022.